PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.3%
Aerospace & Defense 0.4%
Textron, Inc.	17,700	$801,102
Auto Components 0.6%
BorgWarner, Inc.(a)	30,600	1,284,894
Automobiles 1.3%
Ford Motor Co.*	274,400	2,889,432
Banks 9.1%
Associated Banc-Corp.	22,300	400,062
Bank OZK	12,700	471,932
BOK Financial Corp.	4,600	339,756
Citizens Financial Group, Inc.	54,000	1,967,760
Comerica, Inc.	29,600	1,693,120
Fifth Third Bancorp	74,533	2,156,240
First Hawaiian, Inc.	4,600	106,950
First Horizon Corp.	40,400	561,156
FNB Corp.	25,400	250,444
Huntington Bancshares, Inc.	109,100	1,442,847
KeyCorp	118,400	1,996,224
M&T Bank Corp.	15,200	2,013,544
PacWest Bancorp	11,600	350,204
People’s United Financial, Inc.	79,500	1,085,970
Pinnacle Financial Partners, Inc.	3,900	267,267
Popular, Inc. (Puerto Rico)	8,800	499,400
Prosperity Bancshares, Inc.	9,200	620,448
Regions Financial Corp.	102,500	1,743,525
Sterling Bancorp	14,500	267,670
Synovus Financial Corp.	11,300	420,360
Wintrust Financial Corp.	5,000	300,950
Zions Bancorp NA	19,400	856,316
		19,812,145
Beverages 0.8%
Molson Coors Beverage Co. (Class B Stock)	33,700	1,690,392
Building Products 1.2%
Johnson Controls International PLC	33,200	1,654,024
Owens Corning	12,800	993,280
		2,647,304

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets 2.2%
Franklin Resources, Inc.	28,500	$749,265
Invesco Ltd.	81,700	1,682,203
State Street Corp.	32,800	2,296,000
		4,727,468
Chemicals 3.8%
CF Industries Holdings, Inc.	1,000	41,380
Corteva, Inc.	62,900	2,507,194
Eastman Chemical Co.	19,300	1,898,155
LyondellBasell Industries NV (Class A Stock)	18,700	1,603,712
Mosaic Co. (The)	66,300	1,721,148
Westlake Chemical Corp.	7,300	558,158
		8,329,747
Commercial Services & Supplies 0.5%
ADT, Inc.	128,477	1,160,147
Communications Equipment 0.0%
Viasat, Inc.*	1,600	69,664
Consumer Finance 1.7%
Ally Financial, Inc.	51,259	1,939,641
Synchrony Financial	48,800	1,642,120
		3,581,761
Containers & Packaging 1.8%
International Paper Co.	42,800	2,153,268
Westrock Co.	43,600	1,806,348
		3,959,616
Distributors 0.2%
LKQ Corp.*	9,100	319,319
Diversified Consumer Services 0.7%
Graham Holdings Co. (Class B Stock)	2,700	1,533,897
Diversified Financial Services 1.8%
Equitable Holdings, Inc.	71,100	1,761,858

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc.	50,300	$1,174,505
Voya Financial, Inc.	17,202	954,023
		3,890,386
Diversified Telecommunication Services 0.6%
Lumen Technologies, Inc.	99,400	1,230,572
Electric Utilities 6.2%
Avangrid, Inc.	28,100	1,300,187
Edison International	36,800	2,140,288
Entergy Corp.	3,900	371,787
Evergy, Inc.	34,600	1,859,058
Eversource Energy	10,100	883,750
FirstEnergy Corp.	27,300	839,748
OGE Energy Corp.	18,500	564,620
Pinnacle West Capital Corp.	21,100	1,587,775
PPL Corp.	77,500	2,144,425
Xcel Energy, Inc.	27,400	1,753,326
		13,444,964
Electrical Equipment 0.1%
nVent Electric PLC	8,800	196,944
Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc.*	16,900	1,649,947
Avnet, Inc.	43,100	1,521,861
Corning, Inc.	21,500	771,205
SYNNEX Corp.	10,000	816,200
		4,759,213
Energy Equipment & Services 1.4%
Baker Hughes Co.	58,900	1,183,301
Halliburton Co.	54,700	964,361
Helmerich & Payne, Inc.	3,000	72,840
NOV, Inc.	72,200	893,836
		3,114,338
Equity Real Estate Investment Trusts (REITs) 9.9%
Apple Hospitality REIT, Inc.	112,200	1,400,256
AvalonBay Communities, Inc.	2,900	474,643
Brandywine Realty Trust	131,800	1,449,800

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Cousins Properties, Inc.	25,700	$810,578
Empire State Realty Trust, Inc. (Class A Stock)	49,200	485,112
EPR Properties	37,300	1,478,572
Equity Residential	8,200	505,448
Hudson Pacific Properties, Inc.	26,500	621,160
Kimco Realty Corp.	75,761	1,250,814
Medical Properties Trust, Inc.	47,869	1,010,515
Paramount Group, Inc.	166,600	1,481,074
Realty Income Corp.	3,500	206,710
Regency Centers Corp.	10,900	514,262
SL Green Realty Corp.	23,372	1,577,143
Ventas, Inc.	20,500	944,435
VEREIT, Inc.	47,701	1,680,506
VICI Properties, Inc.	75,600	1,911,168
Vornado Realty Trust	41,700	1,657,992
Welltower, Inc.	31,800	1,927,080
WP Carey, Inc.	1,400	92,960
		21,480,228
Food & Staples Retailing 1.1%
Kroger Co. (The)	67,700	2,335,650
Food Products 3.6%
Archer-Daniels-Midland Co.	33,700	1,685,337
Conagra Brands, Inc.	24,100	833,860
Ingredion, Inc.	600	45,282
J.M. Smucker Co. (The)	14,000	1,629,740
TreeHouse Foods, Inc.*	34,800	1,469,604
Tyson Foods, Inc. (Class A Stock)	31,700	2,038,627
		7,702,450
Gas Utilities 0.0%
UGI Corp.	2,600	93,574
Health Care Equipment & Supplies 0.4%
Zimmer Biomet Holdings, Inc.	6,000	922,020
Health Care Providers & Services 1.5%
Acadia Healthcare Co., Inc.*	30,700	1,555,876
Laboratory Corp. of America Holdings*	2,300	526,493

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
McKesson Corp.	400	$69,788
Universal Health Services, Inc. (Class B Stock)	8,700	1,084,716
		3,236,873
Hotels, Restaurants & Leisure 0.1%
Carnival Corp.	14,500	270,715
Household Durables 5.1%
D.R. Horton, Inc.	15,300	1,175,040
Lennar Corp. (Class A Stock)	26,763	2,225,344
Mohawk Industries, Inc.*	11,839	1,700,080
Newell Brands, Inc.	72,451	1,740,273
PulteGroup, Inc.	37,847	1,646,345
Toll Brothers, Inc.	31,633	1,616,446
Whirlpool Corp.	5,000	925,450
		11,028,978
Independent Power & Renewable Electricity Producers 0.8%
Vistra Corp.	88,500	1,767,345
Insurance 7.1%
American Financial Group, Inc.	13,800	1,299,132
Arch Capital Group Ltd.*	42,000	1,319,220
Athene Holding Ltd. (Class A Stock)*	8,200	335,298
CNA Financial Corp.	21,400	822,188
Everest Re Group Ltd.	6,300	1,329,804
First American Financial Corp.	5,800	303,282
Globe Life, Inc.	1,600	144,624
Hartford Financial Services Group, Inc. (The)	42,200	2,026,444
Kemper Corp.	3,500	246,225
Lincoln National Corp.	35,900	1,633,091
Loews Corp.	24,700	1,118,663
Old Republic International Corp.	32,300	584,630
Principal Financial Group, Inc.	37,100	1,827,917
Reinsurance Group of America, Inc.	15,300	1,607,265
Unum Group	36,000	836,280
		15,434,063
Internet & Direct Marketing Retail 0.3%
Qurate Retail, Inc. (Class A Stock)	42,500	535,500

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 0.8%
DXC Technology Co.	59,500	$1,677,900
Machinery 2.4%
Cummins, Inc.	1,900	445,398
Gates Industrial Corp. PLC*	23,803	336,098
PACCAR, Inc.	17,800	1,623,716
Stanley Black & Decker, Inc.	7,300	1,266,477
Westinghouse Air Brake Technologies Corp.	20,000	1,484,200
		5,155,889
Marine 0.7%
Kirby Corp.*	28,900	1,466,964
Media 5.7%
Discovery, Inc. (Class A Stock)*(a)	23,300	965,086
Discovery, Inc. (Class C Stock)*	32,600	1,141,978
DISH Network Corp. (Class A Stock)*	55,000	1,596,100
Fox Corp. (Class A Stock)	34,200	1,066,356
Fox Corp. (Class B Stock)	29,000	866,810
Interpublic Group of Cos., Inc. (The)	36,300	873,741
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	20,000	808,400
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	23,000	932,880
News Corp. (Class A Stock)	88,400	1,714,960
ViacomCBS, Inc. (Class B Stock)	49,100	2,381,350
		12,347,661
Metals & Mining 2.5%
Freeport-McMoRan, Inc.*	7,700	207,207
Nucor Corp.	38,900	1,895,597
Reliance Steel & Aluminum Co.	14,390	1,670,391
Steel Dynamics, Inc.	46,200	1,583,274
		5,356,469
Mortgage Real Estate Investment Trusts (REITs) 2.6%
AGNC Investment Corp.	112,100	1,748,760
Annaly Capital Management, Inc.	225,324	1,829,631
New Residential Investment Corp.	164,500	1,544,655
Starwood Property Trust, Inc.	25,800	484,008
		5,607,054

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail 0.7%
Kohl’s Corp.	36,100	$1,590,566
Multi-Utilities 3.3%
Ameren Corp.	1,400	101,808
CenterPoint Energy, Inc.	30,400	641,136
Consolidated Edison, Inc.	32,333	2,288,530
DTE Energy Co.	6,100	724,192
MDU Resources Group, Inc.	6,800	178,772
NiSource, Inc.	13,700	303,455
Public Service Enterprise Group, Inc.	43,200	2,437,776
WEC Energy Group, Inc.	4,600	408,940
		7,084,609
Oil, Gas & Consumable Fuels 4.0%
Continental Resources, Inc.(a)	35,300	695,057
Devon Energy Corp.	15,300	251,838
Diamondback Energy, Inc.	18,100	1,026,089
Equitrans Midstream Corp.	122,900	817,285
HollyFrontier Corp.	29,700	845,262
Marathon Oil Corp.	125,300	907,172
Marathon Petroleum Corp.	39,900	1,722,084
Occidental Petroleum Corp.	49,400	990,964
Pioneer Natural Resources Co.	12,000	1,450,800
		8,706,551
Pharmaceuticals 1.5%
Perrigo Co. PLC(a)	32,000	1,366,400
Viatris, Inc.*	109,989	1,868,713
		3,235,113
Real Estate Management & Development 0.9%
CBRE Group, Inc. (Class A Stock)*	3,500	213,430
Jones Lang LaSalle, Inc.*	11,200	1,637,552
		1,850,982
Road & Rail 1.1%
Knight-Swift Transportation Holdings, Inc.	38,200	1,528,000
Ryder System, Inc.	6,741	421,919
Schneider National, Inc. (Class B Stock)	18,300	384,300
		2,334,219

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 0.5%
Foot Locker, Inc.	11,400	$499,548
Penske Automotive Group, Inc.	9,000	538,560
		1,038,108
Technology Hardware, Storage & Peripherals 2.0%
Hewlett Packard Enterprise Co.	160,200	1,976,868
Western Digital Corp.	15,300	863,379
Xerox Holdings Corp.	74,100	1,558,323
		4,398,570
Textiles, Apparel & Luxury Goods 0.9%
Capri Holdings Ltd.*	11,000	458,260
PVH Corp.	17,500	1,492,050
		1,950,310
Thrifts & Mortgage Finance 0.3%
MGIC Investment Corp.	32,600	382,072
New York Community Bancorp, Inc.	34,200	357,732
		739,804
Trading Companies & Distributors 1.6%
Air Lease Corp.	38,300	1,517,829
United Rentals, Inc.*	8,300	2,016,983
		3,534,812
Wireless Telecommunication Services 1.3%
Telephone & Data Systems, Inc.	77,400	1,451,250
United States Cellular Corp.*	45,100	1,406,218
		2,857,468

Total Common Stocks (cost $189,320,603)		215,183,750

PGIM QMA Mid-Cap Value Fund
Schedule of Investments as of January 31, 2021 (unaudited) (continued)
Description	Shares	Value
Exchange-Traded Fund 0.6%
iShares Russell Mid-Cap Value ETF(a) (cost $1,416,494)	14,100	$1,363,893

Total Long-Term Investments (cost $190,737,097)		216,547,643

Short-Term Investment 1.6%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $3,513,075; includes $3,512,452 of cash collateral for securities on loan)(b)(we)	3,522,999	3,521,590

TOTAL INVESTMENTS 101.5% (cost $194,250,172)		220,069,233
Liabilities in excess of other assets (1.5)%		(3,248,484)

Net Assets 100.0%		$216,820,749

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,406,131; cash collateral of $3,512,452 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).